Commitments and contingencies - Additional Information (Detail)	9 Months Ended
Sep. 30, 2016 USD ($) Vessel
Other Commitments [Line Items]
Percentage of future minimum revenues utilization	100.00%
Outstanding commitments for installment payments	$ 468,982,000
Operating leases, future minimum payments due	1,375,303,000
Vessels [Member]
Other Commitments [Line Items]
Operating leases, future minimum payments due	$ 1,364,856,000
Operating leases, start year	2016
Operating leases, expiration year	2028
Office Space [Member]
Other Commitments [Line Items]
Operating leases, future minimum payments due	$ 10,447,000
Operating leases, start year	2016
Operating leases, expiration year	2024
10000 TEU Vessels [Member]
Other Commitments [Line Items]
Number of vessels excluded from minimum future revenue | Vessel	2